Consolidated Balance Sheets Details - Other Current Assets (Details)	12 Months Ended
Feb. 28, 2018 other_current_asset
Condensed Balance Sheet Statements, Captions [Line Items]
Other current assets greater than five percent of current assets	0
Other Current Assets | Assets, Total
Condensed Balance Sheet Statements, Captions [Line Items]
Concentration risk, percentage	5.00%